EMPLOYEE STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged
The following is the weighted average of the assumptions used in calculating the fair value of the options granted in 2015 using the Black-Scholes method:

Fair market value of one share of common stock	$258 billion
Aggregate exercise price of 60 options	$258 billion
Risk free rate	1.71%
Dividend yield	—%
Expected volatility	127.52%
Expected term	6.14 years

Summary of Employee Stock Option Activity
The following table summarizes the Company’s total option activity for the three months ended March 31, 2017:

	Options	Total Shares of Common Stock Underlying the Options	Weighted Average Exercise Price for One Common Share (billions)	Weighted Average Remaining Contractual Term in Years	Intrinsic Value $
As of March 31, 2017:
Options outstanding as of January 1, 2017	738,534	70	$290.1	7.0	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited/expired	—	—	—	—	—
Options outstanding as of March 31, 2017	738,534	70	$290.1	6.7	—

The following table summarizes the Company’s total employee stock option activity for the years ended December 31, 2016 and 2015:

			Weighted	Weighted
		Total Shares	Average	Average
		of Common	Exercise	Remaining
		Stock	Price for One	Contractual
		Underlying	Common Share	Term in	Intrinsic
	Options	the Options	(billions)	Years	Value $
As of December 31, 2015:
Options outstanding as of January 1, 2015	703,034	99	$300.4	8.8	—
Granted	117,500	3	$258.0	9.6	—
Exercised	—	—	$—	—	—
Forfeited/expired	(28,000)	(14)	$520.2	8.6	—
Options outstanding as of December 31, 2015	792,534	88	$286.2	8.0	—
As of December 31, 2016:					—
Options outstanding as of January 1, 2016	792,534	88	$286.2	8.0	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited/expired	(54,000)	(18)	$237.0	7.8	—
Options outstanding as of December 31, 2016	738,534	70	$290.0	7.0	—

Summary of Stock Options Outstanding and Exercisable
Outstanding and exercisable stock options as of March 31, 2017 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price per Share of Stock ($ billions)	Number of Options Exercisable	Exercise Price per Share of Stock ($ billions)	Intrinsic Value
March 31, 2017	738,534	6.7	$290.1	508,977	$304.5	$—

Outstanding and exercisable stock options as of December 31, 2016 and 2015 are as follows:

	Options Outstanding			Options Exercisable
			Exercise
			Price per
	Number of	Remaining	Share of	Number of	Exercise
	Options	Life	Stock	Options	Price	Intrinsic
	Outstanding	(Years)	($ billions)	Exercisable	($ billions)	Value
December 31, 2015	792,534	8.0	$286.2	328,445	$309.4	$—
December 31, 2016	738,534	7.0	$290.0	472,824	$305.6	$—

Schedule of Equity-Based Compensation Expenses
The estimated fair value of the Company stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized the following equity-based compensation expenses during the twelve months ended December 31, 2016 and 2015:

	December 31,
	2016	2015
Stock based compensation expense	$136,060	$110,123